Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of account receivable

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Accounts receivable	75,536	61,942	48,551
Less: allowance for current expected credit loss	(49,147)	(49,147)	(38,522)

Total accounts receivable	26,389	12,795	10,029

Schedule of allowance doubtful accounts

Movement of allowance for current expected credit loss are as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Allowance for current expected credit loss, beginning balance	20,738	49,147	38,522
Addition	28,409	-	-

Allowance for current expected credit loss, ending balance	49,147	49,147	38,522